Income Tax - Schedule of reconciliation of unrecognized tax benefits from continuing operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of year	$ 1,033	$ 801	$ 763
Increases	254	232	38
Reclassified from prior-year income tax payable	1,607	0	0
Unrecognized tax benefits, end of year	$ 2,894	$ 1,033	$ 801